SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flow Statement [Abstract]
Accounts receivable	$ (39.9)	$ (1.3)
Contract assets	(29.9)	(72.1)
Inventories	(87.5)	(22.2)
Prepayments	(0.9)	(5.7)
Income taxes	8.2	6.5
Accounts payable and accrued liabilities	53.5	154.5
Provisions	(6.5)	(8.7)
Contract liabilities	50.8	(15.8)
Changes in non-cash working capital	(52.2)	35.2
Interest paid	108.7	55.2
Interest received	11.4	14.9
Income taxes paid	$ 34.2	$ 34.0